Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2017	Dec. 31, 2016
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.44%	1.47%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.59%	1.53%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.40%	1.43%
Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	2.56%	1.51%